Employee benefit plans - Reconciliation of changes in projected benefit obligation and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 265,143	¥ 293,039
Service cost	6,028	6,398	¥ 6,452
Interest cost	3,484	2,432	2,042
Actuarial gain	(14,049)	(22,749)
Benefits paid	(15,156)	(13,893)
Acquisition, divestitures and other	(11)	(84)
Projected benefit obligation at end of year	245,439	265,143	293,039
Change in plan assets:
Fair value of plan assets at beginning of year	219,462	231,461
Actual return on plan assets	10,219	(2,416)
Employer contributions	848	820
Benefits paid	(10,660)	(10,403)
Fair value of plan assets at end of year	219,869	219,462	¥ 231,461
Funded status at end of year	(25,570)	(45,681)
Amounts recognized in the consolidated balance sheets	¥ (25,570)	¥ (45,681)